Airport concessions	12 Months Ended
Dec. 31, 2020
Disclosure Of Service Concession Arrangements [Abstract]
Airport concessions
9.	Airport concessions
a.	Mexican Concessions

As described in Note 1.a, the Mexican Government granted concessions to manage, operate and develop 12 airports, and benefit from the use of the airport facilities over a 50-year term beginning November 1, 1998. The value of airport concessions and rights to use airport facilities was determined as explained in Note 1.a, and paid by GAP through the issuance of shares to the Mexican Government.

The table below shows the values of airport concessions and rights to use airport facilities as of December 31, 2018, 2019 and 2020:

Acquisition cost	Ps.	15,938,359
assigned to:
Rights to use airport facilities (Note 10):
Runways, aprons, platforms	Ps.	519,057
Buildings		577,270
Other facilities		91,241
Land		930,140
		2,117,708
Airport concessions		13,820,651
	Ps.	15,938,359

The original amortization term for the concessions is 49 years. As mentioned in Note 1.a, the concession value was assigned in August 1999, the date in which the amortization term began, and will run through November 2048.

Each airport concession agreement contains the following terms and basic conditions:

–

The concessionaire has the right to manage, operate, maintain and use the airport facilities and carry out any construction, improvements, or maintenance of facilities in accordance with its MDP, and to provide airport, complementary and commercial services. The Company’s investment plans under the MDP must be updated every five years starting from 2000 and approved by the SCT. Each concessionaire is required to make minimum investments at each airport under the terms of its MDP.

–

The concessionaire will use the airport facilities only for the purposes specified in the concession, will provide services in conformity with the law and applicable regulations, and be subject to inspections by the SCT.

–

The concessionaire must pay a tax for the use of the assets under concession (currently 5% of the concessionaire’s annual gross revenues derived from the use of public property), in conformity with the Mexican Federal Tax Act. As of December 31, 2018, 2019 and 2020 the Company recognized Ps. 533,492, Ps. 599,053 and Ps. 405,976 , respectively for this tax.

–	The concessionaire assumed ASA’s rights and obligations derived from airport-related agreements with third parties.
–	ASA has the exclusive right to supply fuel for consumption at the airport.
–

The concessionaire must grant free access to specific airport areas to certain Mexican Government agencies (such as customs and immigration) so that they may carry out their activities within the airport.

–

According to Article 27 of the General Law on Airports, the concession may be revoked if the concessionaire breaches any of its obligations established therein or falls under any of the causes for revocation referred to in Article 26 of the law and in the concession agreement. The breach of certain concession terms may be cause for revocation if the SCT has applied sanctions in three different instances with respect to the same concession term.

–	The SCT may modify concession terms and conditions that regulate the Company’s operations in accordance to the General Law on Airports.
–	The concession may be renewed in one or more instances for terms that do not exceed an additional 50 years.
b.	Sangster International Airport (MBJ)

As disclosed in Note 1.a, the Company acquired DCA in 2015, which holds a 74.5% stake in MBJA in 2015, located in Montego Bay, Jamaica. MBJA has a concession to operate, maintain and operate of the airport for a period of 30 years as of April 12, 2003.

The concession of MBJ contains the following terms and conditions:

–

On April 2003, MBJ entered into a concession agreement with AAJ in pursuant to which Authority granted MBJA the right to rehabilitate, develop, operate and maintain MBJ. The MBJA is thereby designated as the approved airport operator and permitted to undertake the functions of AAJ, regarding MBJ. The agreement was amended on December 16, 2005 and further amended on April 12, 2006.

–	The concession agreement requires MBJA to provide the airport services set out therein at MBJ.
–

Through its concession agreement, MBJA is obliged to pay AAJ a monthly concession fee on the basis of traffic units (passengers) multiplied by the rate established in the concession. The rate is subject to an annual adjustment according to the National Consumer Price Index in the United States (CPI). MBJA is also required to pay an additional concession fee equal to 45% of any revenues earned in excess of the forecast revenues established in the Concession Agreement. This additional concession fee is for over the period from April to March of each year, with payment required annually. For the years ended December 31, 2018, 2019 and 2020 the Company recognized USD$28.2 million, USD$31.7 million and USD$9.7 million, respectively.

–

The concession agreement is governed by Jamaican laws and MBJA cannot assign its rights or obligations under the agreement (except by way of security for indebtedness, and without the prior written consent of AAJ).

–

AAJ can terminate the concession agreement in the event of default of MBJA including insolvency of MBJA or its shareholders (if the latter had a material adverse effect on MBJA), cessation of business, material breach by MBJA of the concession agreement including non-payment of any amount due within 60 days after the due date, change of control, bribery or corruption or failure by the shareholders to provide equity funding required by applicable documents. In addition, the MBJA may terminate the concession agreement in the event of a material breach by the AAJ which has a material adverse effect on the business of the MBJ or expropriation or other material adverse action by the Jamaican Government.

c.	Norman Manley International Airport (NMIA)

After a competitive public bidding process among various bidders the Company was selected by the Government of Jamaica to operate, modernize and expand the NMIA, located in the city of Kingston, through a 25-year concession agreement.

The NMIA Concession contains the following terms and conditions:

–

On October 10, 2018, PACKAL entered into a concession agreement the NMIA with AAJ through which the Authorities granted to PACKAL the right to operate, modernize and expand NMIA, therefore, PACKAL is designated as the approved airport operator and permitted to undertake the functions of AAJ with respect to NMIA, and took over control on October 10, 2019.

–

Through the Concession agreement, PACKAL is obliged to pay the AAJ a monthly concession fee of 62.01% of the total aeronautical and non-aeronautical revenues based on the gross revenues. As of December 31, 2019 and 2020 the Company recognized USD$5.6 million and USD13.7 million, respectively.

–

The concession agreement is governed by Jamaican laws and under the IFRS and PACKAL cannot assign its rights or obligations under the agreement (except by way of security for indebtedness, without the prior written consent of AAJ).

–	On November 7, 2018 PACKAL paid to the IFC the fees of USD $2.1 million for the public bidding process.
–	On October 8, 2019 PACKAL paid to the Authority of USD $5.0 million as an upfront payment before taking control of NMIA.
–

The AAJ can terminate the concession agreement in the event of a default of PACKAL including insolvency of PACKAL or its shareholders, cessation of business, material breach by NMIA of the concession agreement including non-payment of any amount due within 60 days after the due date, change of control, bribery or corruption or failure by the shareholders to provide equity funding required by applicable documents. Furthermore, PACKAL may terminate the concession agreement in the event of a material breach by AAJ which has a material adverse effect on the business of NMIA or expropriation or other material adverse action by the Jamaican Government.

The value of the concessions as of December 31, 2018, 2019 and 2020 is as follows:

	December 31, 2018		December 31, 2019		December 31, 2020
Mexican airport concessions	Ps.	13,820,651	Ps.	13,820,651	Ps.	13,820,651
Concession airport MBJA (fair value on date of acquisition in USD$176,086,000) (1)		3,465,882		3,318,376		3,512,687
Concession airport NMIA (upfront fees on date of acquisition in USD$7,146,500)		140,664		134,677		142,564
Less - accumulated amortization (2)		(6,015,079)		(6,452,108)		(6,826,682)
	Ps.	11,412,118	Ps.	10,821,596	Ps.	10,649,220

(1)	The other airport concession includes translation effect for an amount of Ps. 781,857, Ps. 634,350 and Ps. 828,854 as of December 31, 2018, 2019 and 2020, respectively.
(2)	Amortization includes translation effect for an amount of Ps. 4,315, Ps. (38,776) and Ps. (122,953) as of December 2018, 2019 and 2020, respectively.

The amortization charge for the years ended December 31, 2018, 2019 and 2020, amounts to Ps. 469,646, Ps.475,805 and Ps. 497,527, respectively.